SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Employee benefit expenses and Segment reporting (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2020 CNY (¥) segment	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Employee benefit expenses	$ 21,398	¥ 139,621	¥ 197,327	¥ 107,682
Number of reportable segments	1	1